AMENDMENT OF ARTICLES OF INCORPORATION (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Feb. 28, 2021
AMENDMENT OF ARTICLES OF INCORPORATION (Details Narrative)
Common stock, shares authorized	2,500,000,000	2,500,000,000		2,500,000,000	325,000,000
Increased authorized shares of common stock			750,000,000
Seies A Preferred Stock	42,000
Preferred Stock Par Value	$ 0.001
Increased authorized shares of preferred stock			50,000,000